UNAUDITED CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue	$ 28,194	$ 24,832
Cost of sales and services	(5,971)	(5,024)
Gross profit	22,223	19,808
Operating expenses
Sales and marketing expenses	(14,184)	(12,585)
General and administrative expenses	(4,614)	(5,427)
Research and development expenses	(6,010)	(5,396)
Total operating expenses	(24,808)	(23,408)
Operating loss	(2,585)	(3,600)
Non-operating income and expenses
Interest income	3,952	4,609
Other income	14	7
Other gains and losses	(291)	(459)
Finance costs	(10)	(5)
Total non-operating income and expenses	3,665	4,152
Income before income tax	1,080	552
Income tax benefit (expense)	314	(63)
Net income	1,394	489
Components of other comprehensive loss that will be reclassified to profit or loss
Exchange differences arising on translation of foreign operations	(251)	(168)
Other comprehensive loss, net	(251)	(168)
Total comprehensive income	1,143	321
Net income attributable to:
Shareholders of the parent	1,394	489
Total comprehensive income attributable to:
Shareholders of the parent	$ 1,143	$ 321
Earnings per share (in dollars)
Basic earnings (loss) per share of class A and class B ordinary shares (in USD per share)	$ 0.014	$ 0.004
Diluted earnings (loss) per share of class A and class B ordinary shares (in USD per share)	$ 0.014	$ 0.004